MFA 2024-NQM2 Trust ABS-15G

EXHIBIT 99.24

Data Compare

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
xx	xx	77294		Purpose of Transaction per HUD-1	Refinance	Cash Out			Final CD reflects Purpose of Transaction per HUD-1 as Refinance.	Initial
xx	xx	73162		Original Appraised Value	xx	xx	xx	23.26283%	The Appraisal dated xx reflects Original Appraised Value as xx	Initial
xx	xx	73514		Original Appraised Value	xx	xx	xx	2.59740%	The Appraisal dated xx reflects Original Appraised Value as xx.	Initial